Accounts Receivable - Net	12 Months Ended
Dec. 31, 2020
Loans And Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
5.	Accounts Receivable – net

	December 31,
	2020	2019
Trade receivables	$257,311	$116,278
Allowance for doubtful accounts	(6,680)	(4,181)
	250,631	112,097
Other receivables	2,856	1,639
Total accounts receivable	$253,487	$113,736

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2020	2019
Aging within one year, net of allowance for doubtful accounts	$240,266	$108,635
Aging greater than one year, net of allowance for doubtful accounts	10,365	3,462
Total trade receivables	$250,631	$112,097